Consolidated Statements of Comprehensive Net Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues, net	$ 58,344	$ 25,341	$ 21,711
Expenses:
Voyage related costs and commissions	(17,357)	(9,589)	(4,268)
Vessel operating expenses	(12,481)	(12,454)	(10,880)
General and administrative expenses	(2,508)	(2,538)	(2,378)
Management fees, related parties	(702)	(716)	(637)
Management fees, other	(916)	(852)	(819)
Amortization of special survey costs	(384)	(406)	(253)
Depreciation	(6,100)	(4,898)	(4,418)
Allowance for credit losses	(118)	(11)
Loss on vessel held for sale		(2,389)
(Loss) / Gain from the sale of vessels, net	(466)		7
Operating income / (loss)	17,312	(8,512)	(1,935)
Other expenses, net:
Loss from debt extinguishment	(34)	(541)
Gain / (loss) from financial derivative instruments	555		(1)
Interest and finance costs, net	(4,441)	(3,285)	(4,964)
Total other expenses, net	(3,920)	(3,826)	(4,965)
Net income / (loss)	13,392	(12,338)	(6,900)
Dividend Series A Convertible Preferred Stock	(885)	(555)	(82)
Net income / (loss) attributable to common shareholders	$ 12,507	$ (12,893)	$ (6,982)
Income / (loss) per common share, basic and diluted	$ 1.18	$ (1.43)	$ (1.30)
Income / (loss) per common share, diluted	$ 1.06	$ (1.43)	$ (1.30)
Weighted average number of common shares, basic	10,613,672	8,994,768	5,387,031
Weighted average number of common shares, diluted	12,640,581	8,994,768	5,387,031